Leases - (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Rent expense	$ 320,569
Lessee operating lease description	The Company has three operating leases with the lease term over one year expiring in March and August 2022
Operating lease right-of-use assets	$ 712,088	$ 415,770
Operating lease liabilities current	270,556	173,292
Operating lease liabilities non-current	$ 441,532	$ 242,478